Stockholders' Equity (Deficit) - Additional Information (Details)	3 Months Ended	5 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares
Class Of Stock [Line Items]
Founder shares percentage		20.00%
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Warrants, exercise period following business combination		30 days
Warrants, expiration period	5 years	5 years
Number of fractional warrants be issued		0
Warrants granted for additional purchase if required	5,250,000	5,250,000
Warrants exercise price percentage		115.00%
Public warrants, exercise period following IPO		12 months
Change in fair value of warrant liabilities | $	$ (21,283,334)	$ (21,166,668)
Public Warrants
Class Of Stock [Line Items]
Redemption price per warrant | $ / shares		$ 0.01
Redemption period		30 days
Minimum threshold price of common stock specified to send notice of redemption to the warrant holders | $ / shares		$ 18.00
Warrants outstanding	11,666,667	11,666,667
Private Placement Warrants
Class Of Stock [Line Items]
Redemption price per warrant | $ / shares		$ 0.10
Redemption period		30 days
Minimum threshold price of common stock specified to send notice of redemption to the warrant holders | $ / shares		$ 10.00
Maximum threshold price of common stock specified to send notice of redemption to the warrant holders | $ / shares		$ 18.00
Warrants outstanding	6,666,667	6,666,667
Maximum | Business combination
Class Of Stock [Line Items]
Business combination issue price | $ / shares	$ 9.20	$ 9.20
Class A Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Common stock shares issued, including redemption of shares	35,000,000	35,000,000
Common stock shares outstanding including redemption of shares	35,000,000	35,000,000
Class A Common Stock | Initial Public Offering
Class Of Stock [Line Items]
Warrant price per share | $ / shares	$ 11.50	$ 11.50
Class B Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	8,750,000	8,750,000
Common stock, shares outstanding	8,750,000	8,750,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Founder Shares
Class Of Stock [Line Items]
Number of shares to be forfeited if overallotment option is not exercised		1,312,500